Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details) (Huale Group Co.Limited)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Year End RMB: US$ Exchange Rate [Member]
Foreign exchange rate	6.45488	6.52765	7.068231	6.96676
Annual Average RMB: US$ Exchange Rate [Member]
Foreign exchange rate	6.50471	6.99410	7.032406	6.89955
Huale Group Co., Ltd ("HGL") [Member] | Year End RMB: US$ Exchange Rate [Member]
Foreign exchange rate			7.068231		6.87644
Huale Group Co., Ltd ("HGL") [Member] | Annual Average RMB: US$ Exchange Rate [Member]
Foreign exchange rate			7.032406		6.61464